SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Sit Minnesota Tax-Free Income Fund

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
Municipal Bonds - 93.3%
Education/Student Loan - 15.3%
Baytown Township Rev. (St. Croix Prep)	1,000,000	4.00	8/1/36	1,075,580
Baytown Township Rev. (St. Croix Prep)	1,250,000	4.00	8/1/41	1,332,150
Baytown Township Rev. (St. Croix Prep)	1,935,000	4.25	8/1/46	2,071,708
Bethel Charter School Lease Rev. (Spectrum High School Proj.)	500,000	3.50	7/1/27	525,615
Bethel Charter School Lease Rev. (Spectrum High School Proj.)	900,000	4.00	7/1/32	978,876
Bethel Charter School Lease Rev. (Spectrum High School Proj.)	1,100,000	4.00	7/1/37	1,183,622
Bethel Charter School Lease Rev. (Spectrum High School Proj.)	1,750,000	4.25	7/1/47	1,879,395
Brooklyn Park Charter School Lease Rev. (Athlos Leadership Academy Proj.)	605,000	5.25	7/1/30	658,052
Cologne Charter School Lease Rev. (Cologne Academy Proj.)	285,000	4.00	7/1/21	285,000
Cologne Charter School Lease Rev. (Cologne Academy Proj.)	295,000	4.00	7/1/22	303,369
Cologne Charter School Lease Rev. (Cologne Academy Proj.)	320,000	4.00	7/1/24	344,531
Cologne Charter School Lease Rev. (Cologne Academy Proj.)	575,000	5.00	7/1/29	625,813
Cologne Charter School Lease Rev. (Cologne Academy Proj.)	500,000	5.00	7/1/34	538,130
Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	855,000	5.25	7/1/37	964,397
Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	600,000	5.25	7/1/40	673,812
Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	1,000,000	5.50	7/1/50	1,123,570
Forest Lake Charter School Lease Rev. (Lake International Language Academy)	580,000	4.50	8/1/26	611,216
Forest Lake Charter School Lease Rev. (Lake International Language Academy)	1,000,000	5.00	8/1/36	1,151,860
Forest Lake Charter School Lease Rev. (Lake International Language Academy)	750,000	5.50	8/1/36	790,170
Ham Lake Charter School Lease Rev. (Davinci Academy Proj.)	875,000	5.00	7/1/31	963,961
Ham Lake Charter School Lease Rev. (Davinci Academy Proj.)	1,000,000	5.00	7/1/36	1,094,290
Ham Lake Charter School Lease Rev. (Parnassus Prep. Sch. Proj.)	1,000,000	4.00	11/1/26	1,072,110
Ham Lake Charter School Lease Rev. (Parnassus Prep. Sch. Proj.)	2,720,000	5.00	11/1/36	3,067,426
Hugo Charter School Lease Rev. (Noble Academy Proj.)	460,000	4.00	7/1/21	460,000
Hugo Charter School Lease Rev. (Noble Academy Proj.)	750,000	5.00	7/1/29	807,645
Hugo Charter School Lease Rev. (Noble Academy Proj.)	1,000,000	5.00	7/1/34	1,066,980
Independence Charter School Lease Rev. (Beacon Academy Proj.)	440,000	4.25	7/1/26	472,745
Independence Charter School Lease Rev. (Beacon Academy Proj.)	750,000	4.75	7/1/31	801,863
Independence Charter School Lease Rev. (Beacon Academy Proj.)	1,200,000	5.00	7/1/36	1,273,380
Minneapolis Charter School Lease Rev. (Hiawatha Academy Proj.)	800,000	4.00	7/1/26	840,704
Minneapolis School Lease Rev. (Friendship Academy of the Arts) [4]	585,000	4.00	12/1/31	614,004
Minneapolis School Lease Rev. (Friendship Academy of the Arts) [4]	1,385,000	5.25	12/1/43	1,510,647
Minneapolis School Lease Rev. (Twin Cities International School) [4]	1,000,000	4.25	12/1/27	1,123,260
Minneapolis School Lease Rev. (Twin Cities International School) [4]	1,000,000	5.00	12/1/37	1,132,700
MN Higher Education Fac. Auth. Rev. (Augsburg College)	3,275,000	4.25	5/1/40	3,276,277
MN Higher Education Fac. Auth. Rev. (Bethel Univ.)	1,200,000	5.00	5/1/37	1,317,540
MN Higher Education Fac. Auth. Rev. (Bethel Univ.)	3,500,000	5.00	5/1/47	3,794,035
MN Higher Education Fac. Auth. Rev. (College of St. Benedict)	1,000,000	4.00	3/1/43	1,082,110
MN Higher Education Fac. Auth. Rev. (College of St. Benedict)	1,900,000	5.00	3/1/37	2,170,104
MN Higher Education Fac. Auth. Rev. (College of St. Scholastica)	1,100,000	4.00	12/1/40	1,220,153
MN Higher Education Fac. Auth. Rev. (Gustavus Adolphus College)	1,250,000	4.00	10/1/41	1,385,900
MN Higher Education Fac. Auth. Rev. (Macalester College)	300,000	3.00	3/1/43	327,894
MN Higher Education Fac. Auth. Rev. (St. John’s University)	500,000	3.00	10/1/37	551,465
MN Higher Education Fac. Auth. Rev. (St. John’s University)	250,000	3.00	10/1/38	275,075
MN Higher Education Fac. Auth. Rev. (St. Olaf College)	500,000	4.00	10/1/32	572,355
MN Higher Education Fac. Auth. Rev. (St. Olaf College)	500,000	4.00	10/1/34	570,350
MN Higher Education Fac. Auth. Rev. (St. Olaf College)	500,000	4.00	10/1/35	569,730
MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	400,000	4.00	10/1/35	461,328
MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	500,000	4.00	10/1/37	574,680
MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	3,150,000	4.00	4/1/39	3,506,800
MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	750,000	4.00	10/1/41	874,568

JUNE 30, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	4,000,000	4.00	10/1/44	4,636,040
MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	750,000	5.00	4/1/35	876,113
MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	850,000	5.00	10/1/40	1,069,504
MN Office of Higher Education Rev. [8]	3,500,000	2.65	11/1/38	3,595,830
MN Office of Higher Education Rev. [8]	5,000,000	4.00	11/1/37	5,501,000
Moorhead Educational Fac. Rev. (Concordia College Corp. Proj.)	1,250,000	5.00	12/1/40	1,406,000
Olmsted Co. Hsg. & Redev. Auth. Rev. (Schaeffer Academy Proj.)	472,559	4.98	4/25/27	473,008
Ramsey Lease Rev. (Pact Charter School Proj.)	385,000	5.00	12/1/26	390,355
Ramsey Lease Rev. (Pact Charter School Proj.)	1,850,000	5.50	12/1/33	1,875,049
Rice Co. Educational Fac. Rev. (Shattuck-St. Mary’s School) [4]	3,300,000	5.00	8/1/22	3,402,036
Rochester Rev. (Math & Science Academy)	1,430,000	5.13	9/1/38	1,502,887
Savage Charter School Lease Rev. (Aspen Academy)	500,000	4.00	10/1/26	528,570
Savage Charter School Lease Rev. (Aspen Academy)	1,000,000	4.75	10/1/31	1,077,280
St. Cloud Charter School Lease Rev. (Stride Academy Proj.)	1,850,000	5.00	4/1/36	1,751,839
St. Paul Hsg. & Redev. Auth.	700,000	5.00	12/1/30	778,022
St. Paul Hsg. & Redev. Auth.	1,150,000	5.00	12/1/37	1,270,198
St. Paul Hsg. & Redev. Auth.	705,000	5.00	12/1/46	772,539
St. Paul Hsg. & Redev. Auth. (German Immersion School)	285,000	4.00	7/1/23	292,661
St. Paul Hsg. & Redev. Auth. (German Immersion School)	855,000	5.00	7/1/33	901,179
St. Paul Hsg. & Redev. Auth. (German Immersion School)	500,000	5.00	7/1/44	522,610
St. Paul Hsg. & Redev. Auth. (Higher Ground Academy Proj.)	815,000	4.25	12/1/23	849,360
St. Paul Hsg. & Redev. Auth. (Higher Ground Academy Proj.)	1,500,000	5.00	12/1/33	1,562,685
St. Paul Hsg. & Redev. Auth. (Higher Ground Academy Proj.)	390,000	5.13	12/1/38	405,959
St. Paul Hsg. & Redev. Auth. (Hope Community Academy Proj.)	730,000	3.88	12/1/30	762,208
St. Paul Hsg. & Redev. Auth. (Hope Community Academy Proj.)	720,000	4.50	12/1/29	754,063
St. Paul Hsg. & Redev. Auth. (Hope Community Academy Proj.)	500,000	5.00	12/1/45	545,655
St. Paul Hsg. & Redev. Auth. (St. Paul Conservatory for Performing Artists)	1,135,000	4.63	3/1/43	1,163,182
St. Paul Hsg. & Redev. Auth. (Twin Cities Academy Proj.)	1,185,000	4.00	7/1/25	1,248,113
St. Paul Hsg. & Redev. Auth. (Twin Cities Academy Proj.)	955,000	5.00	7/1/35	1,039,584
St. Paul Hsg. & Redev. Auth. (Twin Cities German Immersion School)	555,000	5.00	7/1/49	629,387
St. Paul Hsg. & Redev. Auth. (Twin Cities German Immersion School)	870,000	5.00	7/1/55	981,456
St. Paul Hsg. & Redev. Auth. Lease Rev. (Nova Classical Academy Proj.)	135,000	5.70	9/1/21	136,145
St. Paul Hsg. & Redev. Auth. Rev. (Community of Peace Academy Proj.)	600,000	4.00	12/1/39	683,154
St. Paul Hsg. & Redev. Auth. Rev. (Community of Peace Academy Proj.)	1,000,000	4.00	12/1/49	1,120,060
St. Paul Hsg. & Redev. Auth. Rev. (Hmong College Preparatory Academy Proj.)	1,000,000	5.25	9/1/31	1,169,370
St. Paul Hsg. & Redev. Auth. Rev. (Metro Deaf School Proj.) [4]	700,000	5.00	6/15/38	756,413
St. Paul Hsg. & Redev. Auth. Rev. (Nova Classical Academy Proj.)	600,000	4.00	9/1/36	634,476
St. Paul Hsg. & Redev. Auth. Rev. (Nova Classical Academy Proj.)	1,000,000	4.13	9/1/47	1,050,680
University of Minnesota Rev.	1,000,000	5.00	4/1/41	1,186,980
Victoria Private School Fac. Rev. (Holy Family Catholic High)	1,610,000	4.00	9/1/23	1,600,034
Woodbury Charter School Lease Rev.	500,000	3.00	12/1/30	514,400
Woodbury Charter School Lease Rev.	400,000	4.00	12/1/40	426,744
Woodbury Charter School Lease Rev.	555,000	4.00	12/1/50	587,606
Woodbury Charter School Lease Rev.	660,000	4.00	7/1/51	722,304

				109,101,683

Escrowed To Maturity/Prerefunded - 1.6%
Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	1,280,000	5.13	7/1/33	1,400,448
Goodhue Co. Education District No. 6051 Lease Rev.	1,030,000	5.00	2/1/34	1,152,920
Goodhue Co. Education District No. 6051 Lease Rev.	1,500,000	5.00	2/1/39	1,679,010
MN Higher Education Fac. Auth. Rev. (Hamline Univ.)	750,000	6.00	10/1/32	760,702

2

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
MN Higher Education Fac. Auth. Rev. (Hamline Univ.)	1,000,000	6.00	10/1/40	1,014,270
Western MN Municipal Power Agy. Rev.	4,725,000	5.00	1/1/46	5,283,353

				11,290,703

General Obligation - 11.0%
Brainerd Independent School District No. 181	1,000,000	4.00	2/1/42	1,133,020
Brainerd Independent School District No. 181	4,000,000	4.00	2/1/43	4,526,480
Brooklyn Center Independent School District No. 286	4,000,000	4.00	2/1/40	4,547,360
Cloquet Independent School District No. 94	4,250,000	4.00	2/1/36	4,686,008
Elk River Independent School District No. 728	7,000,000	3.00	2/1/40	7,614,670
Fosston Independent School District No. 601	250,000	4.00	2/1/36	281,443
Fosston Independent School District No. 601	1,000,000	4.00	2/1/38	1,122,680
Itasca G.O.	2,500,000	2.38	2/1/45	2,515,175
Itasca G.O.	4,000,000	2.50	2/1/50	4,043,880
Lakeville Independent School District No. 194	500,000	2.00	2/1/37	498,850
Long Prairie G.O. [8]	750,000	4.00	2/1/37	812,003
Madison Lake G.O.	590,000	2.13	2/1/42	590,696
Minneapolis Capital Improvement	4,000,000	4.00	12/1/43	4,589,840
Minneapolis Capital Improvement	2,000,000	4.00	12/1/46	2,287,260
Minneapolis G.O.	5,000,000	3.00	12/1/42	5,419,600
Minneapolis Special School District No. 1	1,000,000	4.00	2/1/40	1,183,280
Minnetonka Independent School District No. 276	1,900,000	5.00	2/1/41	2,157,545
Morrison Co. Education District No. 6979	1,000,000	4.50	2/1/34	1,007,530
Owatonna Independent School District No. 761	750,000	2.13	2/1/40	762,285
Richfield Independent School District No. 280	6,000,000	4.00	2/1/37	6,814,800
Robbinsdale Independent School District No. 281	1,000,000	2.25	2/1/41	1,023,320
Roseau Independent School District No. 682	750,000	2.25	2/1/46	747,472
Roseville Independent School District No. 623	930,000	4.00	2/1/35	1,057,782
Roseville Independent School District No. 623	4,895,000	4.00	2/1/36	5,555,678
South Washington Co. Independent School District No. 833	5,000,000	4.00	2/1/31	5,674,900
Springfield Independent School District No. 85	750,000	2.00	2/1/39	734,955
Springfield Independent School District No. 85	500,000	2.00	2/1/40	486,370
St. Francis Independent School District No. 15	550,000	4.00	2/1/35	576,433
St. Francis Independent School District No. 15	750,000	4.00	2/1/36	785,528
St. Paul Independent School District No. 625	2,475,000	2.00	2/1/40	2,452,478
United Hospital District Health Care Facs. G.O (Lake Wood Health System)	1,005,000	5.00	12/1/30	1,209,286
Worthington Independent School District No. 518	1,000,000	3.00	2/1/37	1,070,410
Worthington Independent School District No. 518	500,000	3.00	2/1/40	533,325

				78,502,342

Hospital/Health Care - 13.6%
Anoka Health Care and Hsg. Facs. Rev.	1,135,000	5.38	11/1/34	1,213,826
Anoka Health Care and Hsg. Facs. Rev. (Walker Methodist Plaza)	1,500,000	5.25	7/1/35	1,520,205
Center City Heath Care Facs. Rev. (Hazelden Betty Ford Foundation Proj.)	3,000,000	4.50	11/1/34	3,278,760
Center City Heath Care Facs. Rev. (Hazelden Betty Ford Foundation Proj.)	250,000	5.00	11/1/29	281,380
Center City Heath Care Facs. Rev. (Hazelden Betty Ford Foundation Proj.)	500,000	5.00	11/1/44	548,380
Chatfield Health Care and Hsg. Facs. Rev. (Chosen Valley Care Center)	350,000	4.00	9/1/39	335,983
Chatfield Health Care and Hsg. Facs. Rev. (Chosen Valley Care Center)	500,000	5.00	9/1/44	514,825
Chatfield Health Care and Hsg. Facs. Rev. (Chosen Valley Care Center)	1,225,000	5.00	9/1/52	1,246,303
Chippewa Co. Rev. (Monte Video Hospital Proj.)	2,000,000	4.00	3/1/32	2,126,920
Crookston Health Care Facs. Rev. (Riverview Health Care Proj.)	1,000,000	4.00	5/1/32	1,010,060
Crookston Health Care Facs. Rev. (Riverview Health Care Proj.)	1,000,000	5.00	5/1/34	1,052,640
Crookston Health Care Facs. Rev. (Riverview Health Care Proj.)	1,000,000	5.00	5/1/38	1,051,850

JUNE 30, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
Dakota Co. Community Dev. Agy. (Sanctuary at W. St. Paul Proj.)	1,700,000	5.75	8/1/30	1,374,841
Dakota Co. Community Dev. Agy. (Sanctuary at W. St. Paul Proj.)	1,050,000	6.00	8/1/35	849,755
Duluth Economic Dev. Auth. Rev. (St. Lukes Hospital Oblig. Group)	295,000	4.75	6/15/22	304,121
Duluth Economic Dev. Auth. Rev. (St. Lukes Hospital Oblig. Group)	1,600,000	5.75	6/15/32	1,652,192
Duluth Economic Dev. Auth. Rev. (St. Lukes Hospital Oblig. Group)	2,000,000	6.00	6/15/39	2,067,040
Glencoe Health Care Fac. Rev. (Glencoe Regional Health Services Proj.)	2,110,000	4.00	4/1/31	2,140,468
Hayward Hsg. & Health Care Fac. Rev. (St. John Lutheran Home of Albert Lea Proj.)	1,900,000	5.00	10/1/34	1,894,376
Maple Grove Health Care System Rev. (Maple Grove Hospital Corp.)	4,175,000	4.00	5/1/37	4,711,446
Maple Grove Health Care System Rev. (Maple Grove Hospital Corp.)	825,000	5.00	5/1/32	993,094
Maple Grove Health Care System Rev. (Memorial Health Care)	1,375,000	4.00	9/1/35	1,508,389
Minneapolis Health Care System Rev. (Fairview Health Services)	3,000,000	4.00	11/15/37	3,460,890
Minneapolis Health Care System Rev. (Fairview Health Services)	1,000,000	4.00	11/15/38	1,153,670
Minneapolis Health Care System Rev. (Fairview Health Services)	2,590,000	5.00	11/15/34	3,021,131
Minneapolis Health Care System Rev. (Fairview Health Services)	2,500,000	5.00	11/15/49	3,020,150
Moorhead Economic Dev. Auth. Rev.	550,000	4.60	9/1/25	550,182
Oak Park Heights Nursing Home Rev. (Boutwells Landing Care Center)	1,500,000	5.50	8/1/28	1,541,415
Oak Park Heights Nursing Home Rev. (Boutwells Landing Care Center)	1,000,000	6.00	8/1/36	1,033,240
Rochester Health Care Facs. Rev. (Mayo Clinic)	7,500,000	4.00	11/15/48	8,677,800
Rochester Health Care Facs. Rev. (Mayo Clinic)	5,000,000	5.00	11/15/33	7,181,700
Shakopee Health Care Facs. Rev. (St. Francis Regional Medical Center Proj.)	745,000	5.00	9/1/28	824,968
Shakopee Health Care Facs. Rev. (St. Francis Regional Medical Center Proj.)	1,350,000	5.00	9/1/34	1,466,532
St. Cloud Health Care Rev. (CentraCare Health System Proj.)	2,500,000	4.00	5/1/37	2,809,100
St. Cloud Health Care Rev. (CentraCare Health System Proj.)	500,000	4.00	5/1/49	561,935
St. Cloud Health Care Rev. (CentraCare Health System Proj.)	3,750,000	5.00	5/1/46	4,430,212
St. Cloud Health Care Rev. (CentraCare Health System Proj.)	500,000	5.00	5/1/48	618,890
St. Louis Park Health Care Facs. Rev. (Mount Olivet Careview Home Health Proj.) [1]	2,250,000	4.60	6/1/41	2,283,502
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Fairview Health Services Proj.)	750,000	4.00	11/15/35	858,570
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Fairview Health Services Proj.)	4,000,000	4.00	11/15/43	4,527,240
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Fairview Health Services Proj.)	1,000,000	5.00	11/15/47	1,216,680
St. Paul Hsg. & Redev. Auth. Health Care Rev. (HealthPartners Oblig. Group Proj.)	4,800,000	5.00	7/1/32	5,631,744
St. Paul Hsg. & Redev. Auth. Health Care Rev. (HealthPartners Oblig. Group Proj.)	2,000,000	5.00	7/1/33	2,343,960
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Senior Episcopal Homes Proj.)	525,000	4.25	11/1/25	525,436
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Senior Episcopal Homes Proj.)	750,000	4.75	11/1/31	750,660
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Senior Episcopal Homes Proj.)	2,150,000	5.00	5/1/38	2,171,178
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Senior Episcopal Homes Proj.)	500,000	5.15	11/1/42	500,425
St. Paul Hsg. & Redev. Auth. Rev. (Nursing Home NTS-Episcopal)	1,717,389	5.63	10/1/33	1,722,369
Victoria Health Care Facs. Rev. (Augustana Emerald Care LLC)	720,000	4.25	8/1/24	720,439
West St. Paul Hsg. & Health Care Rev. (Walker Westwood Ridge Camp)	1,000,000	5.00	11/1/37	1,040,960

				96,321,832

Industrial/Pollution Control - 0.6%
International Falls Rev. (Boise Cascade Corp. Proj.)	950,000	5.65	12/1/22	951,463
St. Paul Port Auth. Rev. [8]	1,000,000	4.00	10/1/40	1,103,320
St. Paul Port Auth. Rev.	1,000,000	4.00	10/1/42	1,113,420
St. Paul Port Auth. Solid Waste Disposal Rev. (Gerdau St. Paul Steel Mill Proj.) 4, [8]	1,000,000	4.50	10/1/37	1,022,630

				4,190,833

Insured - 0.3%
Guam Power Auth. Rev. (AGM Insured) [11]	500,000	5.00	10/1/30	526,450
MN Governmental Agy. Fin. Group (Flex Terminal Prog.) (AGC Insured)	55,000	4.00	3/1/22	55,140
Puerto Rico Public Improvement G.O. (AGM Insured) [11]	750,000	5.13	7/1/30	773,415
Virgin Islands Public Fin. Auth. (Gross Receipts Taxes Loan Note) (NATL Insured) [11]	1,000,000	5.00	10/1/23	1,017,020

				2,372,025

4

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
Multifamily Mortgage - 20.1%
Anoka Hsg. Rev. (Homestead at Anoka, Inc. Proj.)	315,000	4.00	11/1/21	316,342
Anoka Hsg. Rev. (Homestead at Anoka, Inc. Proj.)	1,000,000	4.75	11/1/35	1,075,470
Anoka Hsg. Rev. (Homestead at Anoka, Inc. Proj.)	1,000,000	5.50	11/1/46	1,094,030
Apple Valley Economic Dev. Auth. Rev. (Augustana Healthcare Center)	500,000	3.90	2/1/31	500,100
Apple Valley Economic Dev. Auth. Rev. (Augustana Healthcare Center)	500,000	4.15	2/1/36	500,010
Apple Valley Senior Hsg. Rev. (Orchard Path Proj.)	2,000,000	5.00	9/1/58	2,099,420
Apple Valley Senior Hsg. Rev. (Presbyterian Homes)	1,500,000	5.00	9/1/43	1,584,270
Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	1,045,000	4.00	1/1/25	1,032,575
Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	475,000	4.00	1/1/25	446,134
Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	1,175,000	4.00	1/1/26	1,153,650
Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	950,000	4.00	1/1/30	890,521
Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	1,430,000	4.25	1/1/37	1,290,890
Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	2,640,000	4.38	1/1/47	2,254,666
Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	2,850,000	5.00	1/1/47	2,073,147
Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	1,290,000	6.75	1/1/27	1,180,324
Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	950,000	7.00	1/1/37	773,148
Bethel Rev. (Grandview Christian Home Proj.)	3,000,000	5.00	10/1/41	3,194,250
Blaine Senior Hsg. & Health Care Fac. Rev. (Crest View Senior Community Proj.)	1,985,000	5.13	7/1/25	1,975,432
Blaine Senior Hsg. & Health Care Fac. Rev. (Crest View Senior Community Proj.)	1,645,000	5.75	7/1/35	1,594,318
Blaine Senior Hsg. & Health Care Fac. Rev. (Crest View Senior Community Proj.)	2,000,000	6.13	7/1/45	1,954,560
Cambridge Hsg. & Health Care Facs. Rev. (Walker Methodist Levande, LLC Proj.)	1,250,000	5.13	3/1/39	1,359,638
Champlin Multifamily Hsg. Rev. (Champlin Drive Apts.)	495,000	6.00	1/1/27	496,228
Chisago Hsg. and Health Care Rev. (CDL Homes LLC)	750,000	6.00	8/1/33	793,785
City of Otsego Rev. (Riverview Landing Proj.)	1,500,000	5.00	10/1/42	1,544,235
Cloquet Hsg. Fac. Ref. (HADC Cloquet LLC Proj.)	1,020,000	5.00	8/1/38	1,020,632
Columbus Hsg. Rev. (Richfield Senior Hsg., Inc.)	1,000,000	5.00	1/1/34	997,230
Columbus Hsg. Rev. (Richfield Senior Hsg., Inc.)	1,000,000	5.25	1/1/40	1,001,130
Crystal Multifamily Hsg. Rev. (Cavanagh Proj.)	2,500,000	5.25	6/1/31	2,506,500
Dakota Co. Community Dev. Agy. (Glen at Valley Creek Proj.)	1,400,000	4.50	8/1/36	1,390,858
Dakota Co. Community Dev. Agy. Multifamily Hsg. Rev.	3,500,000	4.00	1/1/42	3,636,710
Dakota Co. Community Dev. Agy. Multifamily Hsg. Rev. (Walker Highviews Hills LLC) [4]	750,000	5.00	8/1/36	770,663
Dakota Co. Community Dev. Agy. Multifamily Hsg. Rev. (Walker Highviews Hills LLC) [4]	500,000	5.00	8/1/51	512,150
Deephaven Hsg. & Healthcare Rev. (St. Therese Senior Living Proj.)	1,345,000	5.00	4/1/38	1,368,981
Fridley Multifamily Hsg. Rev. (Village Green Apartments Proj.)	3,396,735	3.75	11/1/34	3,940,042
Hayward Health Care Fac. Rev. (American Baptist Homes Midwest Proj.)	1,350,000	5.38	8/1/34	1,367,685
Hayward Health Care Fac. Rev. (American Baptist Homes Midwest Proj.)	500,000	5.75	2/1/44	508,560
Independence Health Care Facs. Rev. (Augustana Chapel View Home)	250,000	4.00	12/1/32	251,393
Maple Plain Senior Hsg. Health Care Rev. (Haven Home Inc Proj.)	1,000,000	4.25	7/1/39	1,029,880
Maple Plain Senior Hsg. Health Care Rev. (Haven Home Inc Proj.)	1,000,000	4.45	7/1/44	1,032,390
Maple Plain Senior Hsg. Health Care Rev. (Haven Home Inc Proj.)	500,000	5.00	7/1/39	533,740
Maple Plain Senior Hsg. Health Care Rev. (Haven Home Inc Proj.)	1,000,000	5.00	7/1/49	1,060,930
Minneapolis & St. Paul Hsg. & Redev. Auth. Multifamily Hsg. Rev. (GNMA Collateralized) [8]	2,765,000	4.75	1/20/42	2,770,060
Minneapolis Multifamily Hsg. Rev. (14th & Central LLLP Proj.) (FNMA Collateralized)	5,000,000	2.35	2/1/38	5,148,000
Minneapolis Multifamily Hsg. Rev. (Greenway Heights Family Housing)	1,015,000	5.75	7/15/31	1,059,081
Minneapolis Senior Hsg. & Health Care Rev. (Ecumen Mill City Quarter)	375,000	4.75	11/1/28	380,955
Minneapolis Senior Hsg. & Health Care Rev. (Ecumen Mill City Quarter)	1,500,000	5.00	11/1/35	1,523,490
Minneapolis Student Hsg. Rev. (Riverton Community Housing Proj.) [4]	1,000,000	4.75	8/1/43	1,051,740
Minneapolis Student Hsg. Rev. (Riverton Community Housing Proj.) [4]	500,000	5.00	8/1/53	528,730
Minnetonka MF Hsg. Rev. (Elmbrooke & Golden Valley Townhome Proj.) (FNMA Collateralized)	1,907,283	3.00	11/1/34	2,046,477
MN Hsg. Fin. Agy. Rental Hsg. (G.O. of AGY. Insured)	250,000	5.05	8/1/31	250,680
MN Hsg. Fin. Agy. Rental Hsg. (G.O. of AGY. Insured)	1,760,000	5.45	8/1/41	1,764,752
MN Hsg. Fin. Agy. Rental Hsg. Rev.	1,000,000	5.20	8/1/43	1,061,710

JUNE 30, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

MN Hsg. Fin. Agy. Rev.	270,000	4.00	8/1/29	304,646
MN Hsg. Fin. Agy. Rev.	255,000	4.00	8/1/31	286,531
MN Hsg. Fin. Agy. Rev.	335,000	4.00	8/1/34	374,798
MN Hsg. Fin. Agy. Rev.	335,000	4.00	8/1/35	374,510
MN Hsg. Fin. Agy. Rev.	515,000	4.00	8/1/39	604,177
MN Hsg. Fin. Agy. Rev.	535,000	4.00	8/1/40	626,244
MN Hsg. Fin. Agy. Rev.	815,000	4.00	8/1/41	952,499
MN Hsg. Fin. Agy. Rev. (State Appropriation)	250,000	4.00	8/1/33	290,390
MN Hsg. Fin. Agy. Rev. (State Appropriation)	2,000,000	5.00	8/1/34	2,269,660
MN Hsg. Fin. Agy. Rev. (State Appropriation)	1,000,000	5.00	8/1/35	1,133,180
Moorhead Economic Dev. Auth. Rev. Ref. (EverCare Sr. Living LLC)	280,000	4.65	9/1/26	280,073
Moorhead Health Care Rev. Ref. (EverCare Sr. Living LLC)	1,000,000	5.00	9/1/32	1,000,260
Moorhead Health Care Rev. Ref. (EverCare Sr. Living LLC)	250,000	5.13	9/1/37	250,052
New Ulm Economic Dev. Auth. Rev. (HADC Ridgeway Proj.)	1,500,000	5.00	8/1/39	1,505,715
North Oaks Senior Hsg. Rev. (Waverly Gardens Proj.)	2,000,000	4.00	10/1/33	2,157,320
North Oaks Senior Hsg. Rev. (Waverly Gardens Proj.)	150,000	4.25	10/1/41	160,803
North Oaks Senior Hsg. Rev. (Waverly Gardens Proj.)	1,500,000	5.00	10/1/35	1,672,410
North Oaks Senior Hsg. Rev. (Waverly Gardens Proj.)	1,000,000	5.00	10/1/47	1,103,540
Red Wing Senior Hsg. Rev. (Deer Crest Proj.)	325,000	5.00	11/1/27	328,926
Red Wing Senior Hsg. Rev. (Deer Crest Proj.)	330,000	5.00	11/1/32	333,838
Red Wing Senior Hsg. Rev. (Deer Crest Proj.)	500,000	5.00	11/1/42	505,645
Rochester Health Care & Hsg. Rev. (Homestead Rochester, Inc.)	1,950,000	5.00	12/1/30	2,069,360
Rochester Health Care & Hsg. Rev. (Homestead Rochester, Inc.)	1,325,000	5.00	12/1/49	1,362,113
Rochester Health Care & Hsg. Rev. (Samaritan Bethany, Inc. Proj.)	1,000,000	5.00	8/1/37	1,064,370
Rochester Health Care & Hsg. Rev. (Samaritan Bethany, Inc. Proj.)	1,800,000	5.00	8/1/48	1,894,788
Rochester Health Care & Hsg. Rev. (The Homestead at Rochester)	720,000	6.38	12/1/33	776,153
Rochester Health Care & Hsg. Rev. (The Homestead at Rochester)	2,500,000	6.50	12/1/35	2,694,325
Rochester Health Care & Hsg. Rev. (The Homestead at Rochester)	250,000	6.88	12/1/48	269,358
Rochester Multifamily Hsg. Rev. (Essex Place Apartments Proj.) (FHLMC)	4,000,000	3.75	6/1/29	4,080,280
Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	1,275,000	5.00	9/1/42	1,336,162
Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	1,135,000	5.25	9/1/27	1,160,799
Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	1,000,000	5.25	9/1/30	1,018,700
Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	2,150,000	5.30	9/1/37	2,207,706
Sauk Rapids Health Care & Hsg. Facs. Rev. (Good Shepherd Lutheran Home Proj.)	1,705,000	5.13	1/1/39	1,721,487
St. Anthony Multifamily Hsg. Rev. (Silver Lake Village Hsg.)	250,000	5.75	12/1/28	266,548
St. Anthony Multifamily Hsg. Rev. (Silver Lake Village Hsg.)	2,000,000	6.00	12/1/30	2,131,300
St. Joseph Senior Hsg. & Health Care Rev. (Woodcrest of Country Manor Proj.)	750,000	4.25	7/1/39	737,940
St. Joseph Senior Hsg. & Health Care Rev. (Woodcrest of Country Manor Proj.)	1,125,000	4.25	7/1/44	1,080,281
St. Joseph Senior Hsg. & Health Care Rev. (Woodcrest of Country Manor Proj.)	1,500,000	5.00	7/1/55	1,532,550
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	3,965,000	4.25	12/1/27	4,251,828
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	2,400,000	5.00	12/1/47	2,600,400
St. Paul Hsg. & Redev. Auth. Multifamily Housing Rev. (Marian Center Proj.)	420,000	5.20	11/1/22	420,790
St. Paul Hsg. & Redev. Auth. Multifamily Housing Rev. (Marian Center Proj.)	1,000,000	5.30	11/1/30	1,001,230
St. Paul Hsg. & Redev. Auth. Multifamily Housing Rev. (Marian Center Proj.)	2,590,000	5.38	5/1/43	2,591,968
St. Paul Park Health Care Facs. Rev (Presbyterian Homes Interlu Proj.)	1,000,000	5.00	5/1/43	1,065,590
St. Paul Park Hsg. Rev. (Buffalo Senior Housing Proj.)	1,115,000	5.00	10/1/38	1,140,578
St. Paul Park Senior Hsg. Rev. (Presbyterian Homes Bloomin Proj.)	1,000,000	5.00	9/1/42	1,064,250
St. Paul Port Auth. Rev. (Energy Park Utility Company Proj.) [8]	2,515,000	5.70	8/1/36	2,582,477
St. Peter Hsg. & Health Care Fac. Rev. (Ecumen Second Century & Owatonna Senior Living Proj.)	700,000	5.00	3/1/40	737,219
Vergas Hsg. & Healthcare Facs. Rev. (CDL Homes Proj.)	1,000,000	4.25	8/1/43	1,011,190
Wayzata Senior Hsg. Rev. (Folkestone Senior Living Community)	1,500,000	4.00	8/1/44	1,574,790
Wayzata Senior Hsg. Rev. (Folkestone Senior Living Community)	1,000,000	5.00	8/1/49	1,078,500
Wayzata Senior Hsg. Rev. (Folkestone Senior Living Community)	2,750,000	5.00	8/1/54	2,957,405

6

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

West St. Paul Hsg. & Health Care Rev. (Walker Westwood Ridge Camp)	250,000	5.00	11/1/49	256,632
Willmar Hsg. & Redev. Auth. Multifamily Rev. (Eagle Ridge Apartments)	2,610,000	4.63	4/1/30	2,657,424

				142,604,000

Municipal Lease [9] - 5.5%
Anoka-Hennepin Independent School District No. 11 Lease Rev.	600,000	4.00	2/1/41	628,710
Chaska Economic Dev. Auth. Lease Rev.	1,100,000	4.00	2/1/31	1,220,725
Chaska Economic Dev. Auth. Lease Rev.	690,000	4.00	2/1/33	763,561
Chaska Economic Dev. Auth. Lease Rev.	500,000	4.00	2/1/35	552,080
Duluth Independent School District No. 709	1,875,000	2.60	3/1/28	1,902,319
Duluth Independent School District No. 709	245,000	3.00	3/1/22	246,686
Duluth Independent School District No. 709	920,000	3.00	3/1/32	931,086
Duluth Independent School District No. 709	1,000,000	4.00	2/1/27	1,148,160
Duluth Independent School District No. 709	750,000	4.20	3/1/34	802,178
Duluth Independent School District No. 709	2,000,000	5.00	2/1/25	2,287,760
Golden Valley Hsg. & Redev. Auth. Rev.	1,000,000	4.00	2/1/30	1,082,870
Golden Valley Hsg. & Redev. Auth. Rev.	500,000	4.00	2/1/32	539,785
Guam Education Fin. Foundation [11]	1,000,000	5.00	10/1/21	1,008,040
Guam Education Fin. Foundation [11]	1,730,000	5.00	10/1/22	1,799,684
Hibbing Independent School District No. 701	2,000,000	3.00	3/1/41	2,160,300
Lake Agassiz Education Cooperative No. 0397-52	645,000	2.50	2/1/32	643,536
Lake Agassiz Education Cooperative No. 0397-52	365,000	2.75	2/1/36	366,467
Minnetonka Independent School District No. 276	750,000	2.38	7/1/51	744,848
Minnetonka Independent School District No. 276	500,000	3.00	7/1/50	525,880
Minnetonka Independent School District No. 276	450,000	4.00	3/1/30	501,714
Minnetonka Independent School District No. 276	340,000	4.00	2/1/33	355,603
Minnetonka Independent School District No. 276	300,000	4.00	3/1/33	332,673
Minnetonka Independent School District No. 276	400,000	4.00	2/1/36	417,660
Minnetonka Independent School District No. 276	500,000	4.50	1/1/41	555,950
MN Hsg. Fin. Agy. Hsg. Infrastructure (State Appropriation)	750,000	3.88	8/1/38	834,720
MN Hsg. Fin. Agy. Hsg. Infrastructure (State Appropriation)	1,040,000	4.00	8/1/36	1,216,186
MN Hsg. Fin. Agy. Hsg. Infrastructure (State Appropriation)	580,000	4.00	8/1/37	675,897
MN Hsg. Fin. Agy. Hsg. Infrastructure (State Appropriation)	945,000	4.00	8/1/40	1,094,924
MN Hsg. Fin. Agy. Rev. (State Appropriation)	300,000	5.00	8/1/35	328,053
MN State Armory Building Commission Rev.	1,900,000	3.00	6/1/38	2,079,702
MN State Armory Building Commission Rev.	750,000	3.00	6/1/41	810,825
Northeastern Metropolitan Intermediate School District No. 916	1,000,000	5.00	2/1/34	1,143,120
Osseo Independent School District No. 279	1,000,000	4.00	2/1/28	1,086,290
Plymouth Intermediate District No. 287	535,000	3.00	5/1/32	567,148
Plymouth Intermediate District No. 287	470,000	4.00	5/1/31	518,302
Plymouth Intermediate District No. 287	600,000	4.00	2/1/37	669,534
Rochester Economic Dev. Auth. Rev.	1,000,000	2.13	2/1/38	1,020,910
Southern Plains Education Cooperative No. 915	1,215,000	4.00	2/1/37	1,314,338
Southern Plains Education Cooperative No. 915	1,000,000	4.50	2/1/39	1,100,250
St. Cloud Independent School District No. 742	750,000	4.00	2/1/38	802,200
Waconia Independent School District No. 110	500,000	5.00	2/1/37	559,725
Winona School District No. 861 Lease Purchase	184,456	6.04	8/1/24	184,723
Wright Co.	1,350,000	3.00	12/1/39	1,474,024

				38,999,146

Municipal Money Market - 0.8%
City of Minneapolis Rev. (Univ. Gateway Proj.) [1]	5,400,000	0.04	12/1/27	5,400,000

JUNE 30, 2021	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Other Revenue Bonds - 3.4%
Center City Heath Care Facs. Rev. (Hazelden Betty Ford Foundation Proj.)	1,000,000	4.00	11/1/41	1,143,310
Crystal Governmental Fac. Rev.	305,711	5.10	12/15/26	301,064
Milaca Rev. (Edina Headquarters Proj.)	250,000	5.00	2/1/44	253,610
Minneapolis Rev. (YMCA Greater Twin Cities Proj.)	165,000	4.00	6/1/29	179,731
Minneapolis Rev. (YMCA Greater Twin Cities Proj.)	125,000	4.00	6/1/30	135,201
Minneapolis Rev. (YMCA Greater Twin Cities Proj.)	250,000	4.00	6/1/31	269,050
Minneapolis Tax Increment Rev.	320,000	3.50	3/1/23	328,790
Minneapolis Tax Increment Rev.	170,000	3.80	3/1/25	175,131
Minneapolis Tax Increment Rev.	200,000	4.00	3/1/27	206,144
Minneapolis Tax Increment Rev.	260,000	4.00	3/1/30	266,698
MN Development Rev. Limited Tax Supported Comm. Board	1,300,000	6.00	12/1/40	1,330,628
MN Development Rev. Limited Tax Supported Comm. Board	2,000,000	6.25	12/1/30	2,049,180
Mound Hsg. & Redev. Auth. Tax Increment Rev. Ref. (Metroplain Proj.)	537,000	5.00	2/15/27	537,908
Northeastern Metropolitan Intermediate School District No. 916	4,500,000	4.00	2/1/38	4,852,035
St. Louis Park Economic Dev. Auth. Tax Increment Rev. (Hoigaard Vlg.)	475,000	5.00	2/1/23	475,750
St. Paul Hsg. & Redev. Auth. Rev. (Amherst H Wilder Foundation Proj.)	1,750,000	5.00	12/1/36	2,118,182
St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (9th St. Lofts Proj.)	679,000	6.38	2/15/28	680,820
St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Drake Marble Proj.)	200,000	6.75	3/1/28	200,220
St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Emerald Gardens Proj.)	660,000	6.50	3/1/29	661,406
St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (North Quadrant Owner Occupied Proj.)	836,000	7.00	2/15/28	838,742
St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (North Quadrant Owner Occupied Proj.)	607,000	7.50	2/15/28	608,244
St. Paul Port Auth. Lease Rev. (Regions Hospital Parking Ramp Proj.)	3,875,000	5.00	8/1/36	3,879,766
Territory of Guam. Rev. [11]	500,000	5.00	12/1/46	578,040
Virgin Islands Public Fin. Auth. (Gross Receipts Taxes Loan Note) [11]	2,000,000	5.00	10/1/42	1,923,500

				23,993,150

Public Facilities - 0.2%
Lakeville Hsg. & Redev. Auth. Parking Rev. (Ice Arena. Proj.)	1,250,000	4.00	2/1/32	1,396,963

Sales Tax Revenue - 1.1%
American Samoa Economic Development Authority Rev. 4, [11]	700,000	6.00	9/1/23	740,551
American Samoa Economic Development Authority Rev. [11]	2,000,000	6.25	9/1/29	2,348,280
Guam Govt. Business Privilege Tax Rev. [11]	2,750,000	5.00	11/15/35	3,149,245
St. Paul Sales Tax Rev.	1,400,000	5.00	11/1/31	1,604,456

				7,842,532

Single Family Mortgage - 17.4%
Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA)	665,000	4.45	12/1/32	665,432
Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC)	165,000	4.63	12/1/30	165,153
Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC)	385,000	4.88	12/1/33	385,316
Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC) [8]	15,464	5.13	12/1/40	15,479
Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA)	240,000	4.45	12/1/27	240,199
Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA) [8]	162	5.00	12/1/38	162
MN Hsg. Fin. Agy. Homeownership Fin.	1,724,338	2.35	6/1/50	1,782,931
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	1,345,000	1.60	1/1/30	1,351,174
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	1,200,000	1.65	7/1/30	1,205,460
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	3,550,000	2.45	7/1/45	3,594,588
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	3,815,000	2.45	7/1/46	3,861,924
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	10,000,000	2.45	1/1/52	10,066,700
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	1,640,447	2.47	1/1/50	1,669,598
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	4,500,000	2.50	7/1/51	4,533,570
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	8,735,000	2.55	1/1/51	8,823,573

8

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	1,438,371	3.15	6/1/49	1,502,796
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	2,922,124	3.30	3/1/48	3,073,081
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	2,589,396	3.30	5/1/48	2,723,164
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	1,075,102	3.45	3/1/49	1,134,307
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	1,002,547	3.60	1/1/49	1,056,314
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	998,576	3.75	11/1/48	1,054,656
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	2,110,000	4.40	7/1/32	2,110,000
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	1,985,000	4.45	7/1/31	1,989,903
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	1,035,000	4.70	1/1/31	1,035,000
MN Hsg. Fin. Agy. Residential Hsg. Rev.	200,000	3.30	7/1/29	208,542
MN Hsg. Fin. Agy. Residential Hsg. Rev. (G.O. of AGY. Insured)	870,000	3.63	7/1/25	880,048
MN Hsg. Fin. Agy. Residential Hsg. Rev. (G.O. of AGY. Insured)	1,135,000	3.90	7/1/30	1,147,156
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	2,115,000	2.45	7/1/34	2,204,168
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	6,770,000	2.55	7/1/39	7,019,678
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	3,370,000	2.70	7/1/44	3,511,338
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	4,955,000	2.75	7/1/44	5,153,943
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	3,725,000	2.80	1/1/44	3,856,940
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	500,000	3.10	7/1/35	516,505
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	555,000	3.15	1/1/37	573,864
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC) [8]	420,000	3.30	1/1/30	448,035
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	60,000	3.30	7/1/33	60,000
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	2,205,000	3.30	1/1/34	2,367,839
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	1,060,000	3.35	7/1/29	1,076,674
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	250,000	3.40	7/1/38	256,962
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	4,870,000	3.50	1/1/32	5,074,248
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	1,160,000	3.60	7/1/31	1,193,489
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	1,780,000	3.60	7/1/33	1,823,450
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	2,875,000	3.75	1/1/50	3,169,802
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	4,012,000	3.80	7/1/38	4,109,813
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	3,625,000	3.90	7/1/43	3,715,081
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	10,000	4.00	7/1/40	10,000
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	1,180,000	4.00	1/1/48	1,291,262
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	3,050,000	4.00	7/1/48	3,329,319
MN Hsg. Fin. Agy. Rev.	3,445,000	2.00	7/1/40	3,423,848
MN Hsg. Fin. Agy. Rev.	4,190,000	2.15	7/1/45	4,161,592
MN Hsg. Fin. Agy. Rev.	6,750,000	2.20	1/1/51	6,667,042
MN Hsg. Fin. Agy. Rev. (GNMA-FNMA Collateralized)	385,000	5.00	1/1/31	386,228
MN Hsg. Fin. Agy. Rev. (GNMA-FNMA FHLMC)	455,000	3.70	1/1/31	460,806
MN Hsg. Fin. Agy. Rev. (GNMA-FNMA FHLMC)	780,000	4.00	1/1/47	836,004
MN Hsg. Fin. Agy. Rev. (GNMA-FNMA-FHLMC) [8]	605,000	4.00	1/1/41	636,642

				123,610,798

Transportation - 0.3%
Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	1,100,000	5.00	1/1/33	1,222,441
Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	600,000	5.00	1/1/34	665,994

				1,888,435

Utility - 2.1%
Guam Govt. Waterworks Auth. Rev. [11]	2,000,000	5.00	1/1/46	2,266,880
MN Municipal Power Agy. Electric Rev.	500,000	4.00	10/1/31	547,590
MN Municipal Power Agy. Electric Rev.	1,250,000	4.00	10/1/32	1,367,400
MN Municipal Power Agy. Electric Rev.	1,155,000	4.00	10/1/33	1,261,930
Northern Municipal Power Agy. Electric Rev.	695,000	5.00	1/1/31	741,273

JUNE 30, 2021	9

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)/ Quantity	Coupon Rate (%)	Maturity Date	Fair Value ($)

Rochester Electric Utility Rev.	500,000	5.00	12/1/42	598,210
Southern Minnesota Municipal Power Agency	1,000,000	5.00	1/1/41	1,169,110
St. Paul Hsg. & Redev. Auth.	900,000	3.38	10/1/37	968,076
St. Paul Hsg. & Redev. Auth.	880,000	4.00	10/1/31	1,004,934
St. Paul Hsg. & Redev. Auth.	650,000	4.00	10/1/33	737,412
St. Paul Hsg. & Redev. Auth.	800,000	4.00	10/1/37	900,656
St. Paul Port Auth. Rev. [8]	1,000,000	4.00	10/1/40	1,103,320
St. Paul Port Auth. Rev.	550,000	4.00	10/1/41	613,547
St. Paul Port Auth. Rev. (Energy Park Utility Company Proj.) [8]	1,250,000	5.45	8/1/28	1,284,675
Western MN Municipal Power Agy. Rev.	600,000	5.00	1/1/35	708,108

				15,273,121

Total Municipal Bonds (cost: $633,705,001)				662,787,563

Investment Companies - 1.0%
Delaware Investments Minnesota Municipal Income Fund II (VMM)	334,436			4,727,253
Nuveen Minnesota Municipal Income Fund (NMS)	159,408			2,599,944

Total Investment Companies (cost: $7,237,880)				7,327,197

Total Investments in Securities - 94.3% (cost: $640,942,881)				670,114,760

Other Assets and Liabilities, net - 5.7%				40,747,030

Total Net Assets - 100.0%				$710,861,790

[1]

Variable rate security. Rate disclosed is as of June 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

[4]

144A Restricted Security. The total value of such securities as of June 30, 2021 was $13,165,524 and represented 1.9% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[8]

Securities the income from which is treated as a tax preference that is included in alternative minimum taxable income for purposes of computing federal alternative minimum tax (AMT). At June 30, 2021, 2.9% of net assets in the Fund was invested in such securities.

[9]

Municipal Lease Security. The total value of such securities as of June 30, 2021 was $38,999,146 and represented 5.5% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[11]

The Fund may invest in obligations issued by U.S. territories, for example Guam, Puerto Rico, and Virgin Islands. The total value of such securities as of June 30, 2021 was $16,131,105 and represented 2.3% of net assets.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

10

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Sit Minnesota Tax-Free Income Fund (Continued)

A summary of the levels for the Fund’s investments as of June 30, 2021 is as follows:

	Investment in Securities

	Level 1	Level 2	Level 3
	Quoted Price ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)

Assets
Municipal Bonds	—	662,787,563	—	662,787,563
Investment Companies	7,327,197	—	—	7,327,197

	7,327,197	662,787,563	—	670,114,760

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant policies, including valuation of investments, refer to the Fund’s most recent annual report.

JUNE 30, 2021	11